Filed Pursuant to Rule 497(e)

Registration No. 811-09152

       STAAR INVESTMENT TRUST

STICKER SUPPLEMENT DATED OCTOBER 30, 2012

TO PROSPECTUS DATED MAY 1, 2012

This Sticker Supplement is part of, and should be read in conjunction with, our Prospectus, dated       May 1, 2012.  Capitalized terms in this Sticker Supplement have the same meaning as in the Prospectus, unless otherwise stated.   This information is presented as of October 30, 2012.

Reduction of Advisory Fee

Effective July 1, 2012, the board of trustees (the “Trustees”) of the STAAR Investment Trust (the “Funds”) and the Adviser, STAAR Financial Advisors, Inc. approved a reduction of the annual Advisory Fee charged by the Adviser under the Investment Advisory Agreement in the amount of .10%. This reduction is applicable to all six STAAR Funds.

The following Tables reflect the fee reduction and supersede and replace in full the respective tables that appear in the Annual Fund Operating Expenses section of the Funds’ Prospectus.

STAAR GENERAL BOND FUND

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution (12b-1) Fees	0.05%
Other Expenses	1.31%
Acquired Fund Fees & Expenses	0.05%
Total Annual Fund Operating Expenses	1.66%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$169	$523	$902	$1,965

STAAR SHORT TERM BOND

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%*
Distribution (12b-1) Fees	0.05%
Other Expenses	1.38%
Acquired Fund Fees & Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%

* The Advisor voluntarily waived .12% in fees for 2011. The normal management fee is .25%.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$496	$855	$1,867

STAAR LARGER COMPANY STOCK FUND

FEES AND EXPENSES:  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES1

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES ((expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees (	0.01%
Other Expenses	1.31%
Acquired Fund Fees & Expenses	0.65%
Total Annual Fund Operating Expenses	2.77%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$280	$859	$1,464	$3,099

STAAR SMALLER COMPANY STOCK FUND

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.29%
Acquired Fund Fees & Expenses	0.99%
Total Annual Fund Operating Expenses	3.09%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$312	$954	$1,620	$3,402

STAAR INTERNATIONAL FUND

FEES AND EXPENSES : The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

The Fund is considered “no-load” since it imposes no front-end or back-end sales charges.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.31%
Acquired Fund Fees & Expenses	0.98%
Total Annual Fund Operating Expenses	3.10%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$313	$957	$1,625	$3,411

STAAR ALTERNATIVE CATEGORIES

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.32%
Acquired Fund Fees & Expenses	0.57%
Total Annual Fund Operating Expenses	2.70%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	3 Years	5 Years	10 Years
$273	$838	$1,430	$3,032